RISK MANAGEMENT - Analysis of the behavior and impairment of the loan portfolio and financial lease operations (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RISK MANAGEMENT
Financial assets	$ 29,289,301	$ 29,553,003
Allowance	15,864,482	16,616,043	$ 10,929,395	$ 10,235,831
Watch List
RISK MANAGEMENT
Financial assets	$ 31,391,496	$ 37,017,387
Percentage of allowance recorded	25.10%	19.06%
Allowance	$ 7,880,811	$ 7,056,680
Level 1 - Low Risk
RISK MANAGEMENT
Financial assets	$ 13,487,382	$ 18,297,145
Percentage of allowance recorded	1.79%	1.86%
Allowance	$ 241,520	$ 340,643
Level 2 - Medium Risk
RISK MANAGEMENT
Financial assets	$ 7,896,250	$ 8,271,558
Percentage of allowance recorded	8.38%	7.10%
Allowance	$ 661,419	$ 587,281
Level 3 - High Risk
RISK MANAGEMENT
Financial assets	$ 3,678,230	$ 4,608,165
Percentage of allowance recorded	47.87%	40.45%
Allowance	$ 1,760,840	$ 1,864,016
Level 4 - High Risk
RISK MANAGEMENT
Financial assets	$ 6,329,634	$ 5,840,519
Percentage of allowance recorded	82.42%	73.02%
Allowance	$ 5,217,032	$ 4,264,740
Loan portfolio and financial lease operations
RISK MANAGEMENT
Percentage increase (decrease) in 30-day past due loan ratio	15.10%
30-day past due loan ratio	4.55%	5.47%
Commercial and financial leases
RISK MANAGEMENT
Percentage increase (decrease) in 30-day past due loan ratio	13.70%
Financial assets	$ 140,031,471	$ 123,162,604
30-day past due loan ratio	3.77%	4.90%
Consumer loans
RISK MANAGEMENT
Percentage increase (decrease) in 30-day past due loan ratio	17.80%
Financial assets	$ 48,363,040	$ 41,055,939
30-day past due loan ratio	5.63%	6.76%
Allowance	$ 5,305,267	$ 5,753,430	3,445,818	2,892,891
Mortgages
RISK MANAGEMENT
Percentage increase (decrease) in 30-day past due loan ratio	18.06%
Financial assets	$ 30,646,787	$ 25,959,112
30-day past due loan ratio	6.04%	5.71%
Small Business Loans
RISK MANAGEMENT
Percentage increase (decrease) in 30-day past due loan ratio	(4.07%)
Financial assets	$ 1,282,185	$ 1,232,075
30-day past due loan ratio	12.85%	14.09%
Allowance	$ 164,067	$ 200,345	$ 140,516	$ 137,373